Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and other current assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Receivables (Note 16)	6,220	8,752
Trade receivables	8,334	10,969
Impairment of trade receivables	(2,549)	(2,798)
Receivables from associates and joint ventures (Note 10)	25	37
Other receivables	410	544
Other current assets	1,303	2,033
Contractual assets (Note 23)	104	351
Capitalized costs (Note 23)	580	625
Prepayments	619	1,057
Total	7,523	10,785
Receivables and other current assets of Telefónica United Kingdom are registered in "Non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).
The movement in impairment of trade receivables in 2020 and 2019 is as follows:

Millions of euros
Impairment provision at December 31, 2018	2,657
Allowances	1,022
Inclusion of companies	(30)
Amounts applied	(848)
Translation differences and other	(3)
Impairment provision at December 31, 2019	2,798
Allowances	819
Transfers	(192)
Amounts applied	(501)
Translation differences and other	(375)
Impairment provision at December 31, 2020	2,549
"Transfers" in 2020 includes the reclassification of impairment of trade receivables of Telefónica United Kingdom amounting to 207 million euros to "Non-current assets and disposal groups held for sale" of the statements of financial position (see Notes 2 and 30).
Public-sector net trade receivables at December 31, 2020 and 2019 amounted to 341 million euros and 352 million euros, respectively.
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2020 and 2019 is as follows:

Millions of euros	12/31/2020		12/31/2019
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,098	(15)	2,680	(19)
Amount not overdue invoiced	2,538	(117)	3,978	(242)
Less than 90 days	903	(126)	1,299	(195)
Between 90 and 180 days	350	(146)	504	(201)
Between 180 and 360 days	474	(326)	602	(440)
More than 360 days	1,971	(1,819)	1,906	(1,701)
Total	8,334	(2,549)	10,969	(2,798)
Other current financial assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Short-term credits	1,078	1,298
Short-term deposits and guarantees	82	98
Short-term derivative financial assets (Note 19)	1,210	1,441
Other current financial assets	125	286
Total	2,495	3,123

Short-term credits at December 31, 2020, this amount included bank deposits with a maturity between three and twelve months formalized by Telefónica, S.A. which amounted to 981 million euros (1,149 million euros at December 31, 2019).
Short-term deposits and guarantees include current judicial deposits amounting to 28 million euros (see Note 24) constituted by Telefónica Brazil (61 million euros at December 31, 2019).
The vast majority of short-term credits and deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
Other current financial assets include short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 114 million euros at December 31, 2020 (113 million euros at December 31, 2019) and were recorded at fair value. During 2019, Argentina acquired United States treasury bills amounting to 174 million euros at December 31, 2019.
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.